ProShares S and P 500 Ex-Financials ETF Annual Fund Operating Expenses - ProShares S and P 500 Ex-Financials ETF	May 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
None
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.13%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	0.09%

[1]	ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive Investment Advisory and Management Services Fees to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.09% through September 30, 2026. After such date, this agreement may be terminated or revised by ProShare Advisors.